Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Parenthetical) (Detail) - 9 months ended Jul. 31, 2018 $ in Millions, $ in Millions	CAD ($)	USD ($)
TD Ameritrade [member] | U.S. Tax Act [member]
Disclosure of general information about financial statements [line items]
Deferred income tax benefit	$ 41	$ 32